FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2010 In millions	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counterparty and Cash Collateral Netting (1)	Total
Assets at fair value:
Interests in trade accounts receivable conduits (2)	$—	$—	$1,267	$—	$1,267
Equity securities (3)	556	36	—	—	592
Debt securities: (3)
Government debt (4)	—	641	—	—	641
Corporate bonds	—	831	—	—	831
Derivatives relating to: (5)
Foreign currency	—	86	—	(46)	40
Commodities	12	18	—	(16)	14
Total assets at fair value	$568	$1,612	$1,267	$(62)	$3,385
Liabilities at fair value:
Derivatives relating to: (5)
Foreign currency	$—	$84	$—	$(46)	$38
Commodities	7	17	—	(20)	4
Total liabilities at fair value	$7	$101	$—	$(66)	$42

Basis of Fair Value Measurements on a Recurring Basis at December 31, 2009 In millions	Quoted Prices in Active Markets for Identical Items (Level 1)	Significant Other Observable Inputs (Level 2)	Counterparty and Cash Collateral Netting (1)	Total
Assets at fair value:
Equity securities (3)	$483	$34	$—	$517
Debt securities: (3)
Government debt (4)	—	697	—	697
Corporate bonds	—	922	—	922
Derivatives relating to: (5)
Foreign currency	—	129	(48)	81
Commodities	28	4	(27)	5
Total assets at fair value	$511	$1,786	$(75)	$2,222
Liabilities at fair value:
Derivatives relating to: (5)
Foreign currency	$—	$68	$(48)	$20
Commodities	24	18	(24)	18
Total liabilities at fair value	$24	$86	$(72)	$38
(1) Cash collateral is classified as “Accounts and notes receivable – Other” in the consolidated balance sheets. Amounts represent the estimated net settlement amount when applying netting and set-off rights included in master netting arrangements between the Company and its counterparties and the payable or receivable for cash collateral held or placed with the same counterparty.
(2) Included in “Accounts and notes receivable – Other” in the consolidated balance sheets. See Note O for additional information on transfers of financial assets.
(3) The Company’s investments in equity and debt securities are primarily classified as available-for-sale and are included in “Other investments” in the consolidated balance sheets.
(4) U.S. Treasury obligations, U.S. agency obligations, agency mortgage-backed securities and other municipalities’ obligations.
(5) See Note J for the classification of derivatives in the consolidated balance sheets.

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

Fair Value Measurements Using Level 3 Inputs
Interests Held in Trade Receivable Conduits (1) In millions	2010
Balance at January 1, 2010	$—
Gain included in earnings	8
Purchases, sales and settlements - North America	1,102
Purchases, sales and settlements - Europe	157
Balance at December 31, 2010	$1,267

(1) Included in “Accounts and notes receivable – Other” in the consolidated balance sheets.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]

Basis of Fair Value Measurements on a Nonrecurring Basis in 2009	Significant Other Observable Inputs	Significant Other Unobservable Inputs		Total Losses
In millions	(Level 2)	(Level 3)	Total	2009
Assets at fair value:
Long-lived and other assets	$—	$30	$30	$(464)
Net assets held for sale	1,657	—	1,657	—
Goodwill	—	—	—	(7)
Total assets at fair value	$1,657	$30	$1,687	$(471)

Basis of Fair Value Measurements on a Nonrecurring Basis in 2010	Significant Other Unobservable Inputs	Total Losses
In millions	(Level 3)	2010
Assets at fair value:
Long-lived and other assets	$—	$(75)